Acquisition (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Acquisition [Abstract]
Consideration paid	$ 1,197,237
Repayment of debt	1,190,856
Acquisition-related costs	935,000
Goodwill	$ 10,072,399	$ 10,072,399	$ 1,517,420